Tax on Profit on Ordinary Activities	12 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Tax On Profit On Ordinary Activities
Tax On Profit On Ordinary Activities
Analysis of charge / (credit) in the year

	2020 £’000	2019 £’000	2018 £’000
U.K. corporation tax based on the results for the year ended 30 June 2020 at 19% (2019 : 19%, 2018: 19%)	£123	£4,636	£1,977
Overseas tax	5,130	5,207	4,048
Current Tax	5,253	9,843	6,025
Deferred Tax	(1,407)	(3,750)	(350)
Total tax	£3,846	£6,093	£5,675

A U.K. Corporation rate of 19% (effective 1 April 2020) was substantively enacted on 17 March 2020, reversing the previously enacted reduction in the rate from 19% to 17%.
Reconciliation of the tax rate on group profits

	2020		2019		2018
	£’000%		£’000%		£’000%
Profit on ordinary activities before taxation	£25,256		£30,100		£24,650
Profit on ordinary activities at U.K. statutory rate	4,799	19.0	5,719	19.0	4,684	19.0
Differences in overseas tax rates	(912)	(3.6)	(922)	(3.1)	(359)	(1.5)
Impact of share-based compensation	400	1.6	288	1.0	150	0.6
Utilisation of previously unrecognised tax losses	(97)	(0.4)	—	—	(2)	—
Non taxable gain on sale of subsidiary	(421)	(1.7)	—	—	—	—
Other permanent differences	63	0.2	632	2.1	1,030	4.2
Adjustments related to prior periods	(221)	(0.9)	164	0.5	(73)	(0.3)
Tax on unremitted earnings/withholding tax on dividends	399	1.6	212	0.7	185	0.8
Impact of rate change on deferred tax	(164)	(0.6)	—	—	60	0.2
Total	£3,846	15.2%	£6,093	20.2%	£5,675	23.0%

The other permanent differences of £63,000 as of 30 June 2020 are mainly related to certain expenses that are not expected to be tax deductible in any jurisdiction net of tax credits.
The other permanent differences of £632,000 as of 30 June 2019 are mainly related to certain expenses of the initial public offering that are not expected to be tax deductible in any jurisdiction.
Tax on items charged to equity and statement of comprehensive income

	2020 £’000	2019 £’000	2018 £’000
Deferred tax - share-based compensation	£(1,015)	£(4,077)	£(1,090)
Current tax - share-based compensation	(2,821)	(2,159)	—
Total credit to equity and statement of comprehensive income	£(3,836)	£(6,236)	£(1,090)

Unremitted Earnings
The aggregate amount of unremitted profits at 30 June 2020 was approximately £27,500,000 (2019: £29,000,000). The movement during the year reflects profits made in various territories outside of the United Kingdom and repatriation of such profits through various dividend payments to Endava plc. U.K. legislation relating to company distributions provides for exemption from tax for most repatriated profits. Deferred taxation of £886,000 has been provided on these profits as of 30 June 2020 (2019: £609,000).
Deferred Tax Assets and Liabilities
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2020	At 1 July 2019 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2020 £’000
Accelerated capital allowances	£(130)	£—	£85	£—	£—	£(45)
Tax losses	867	—	32	—	—	899
Share-based compensation	6,854	—	1,016	1,015	—	8,885
Intangible assets	(440)	(167)	344	—	(2,657)	(2,920)
Other temporary differences	366	(24)	(70)	—	388	660
Total	£7,517	£(191)	£1,407	£1,015	£(2,269)	£7,479

Deferred tax 2019	At 1 July 2018 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	At 30 June 2019 £’000
Accelerated capital allowances	£(87)	£—	£(43)	£—	£(130)
Tax losses	62	—	805	—	867
Share-based compensation	1,670	—	1,107	4,077	6,854
Intangible assets	(2,089)	39	1,610	—	(440)
Other temporary differences	100	(5)	271	—	366
Total	£(344)	£34	£3,750	£4,077	£7,517

All deferred tax movements arise from the origination and reversal of temporary differences. Deferred tax assets are recognised to the extent it is probable that taxable profits will be generated against which those assets can be utilised.
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2020 £’000	2019 £’000
Deferred tax assets	13,340	9,550
Deferred tax liabilities	(5,861)	(2,033)
Net deferred tax	7,479	7,517